Label	Element	Value
Castle Tandem Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-743-7820
Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.castleim.com
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.69%